Nuveen California Municipal Value Fund
Portfolio of Investments May 31, 2023
(Unaudited)
NCA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.6% (100.0% of Total Investments)
X 300,775,338 MUNICIPAL BONDS - 98.6%  (100.0% of Total Investments)
X 300,775,338
Consumer Staples - 0.6% (0.6% of Total Investments)
$ 70 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 64,266
4,895 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/41
7/23 at 36.67 N/R 1,740,123
Total Consumer Staples 1,804,389
Education and Civic Organizations - 2.6% (2.6% of Total Investments)
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB- 1,013,810
220 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 220,704
1,425 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.250%, 7/01/52, 144A
7/25 at 101.00 BBB 1,437,568
3,780 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 AA- 3,979,206
1,070 University of California, General Revenue Bonds, Series 2018AZ, 5.000%,
5/15/38
5/28 at 100.00 AA 1,160,137
Total Education and Civic Organizations 7,811,425
Health Care - 9.7% (9.8% of Total Investments)
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
4,105 5.000%, 11/15/46 11/26 at 100.00 A+ 4,203,520
1,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/36
11/27 at 100.00 A+ 1,064,810
2,045 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A 1,893,649
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
1,815 4.000%, 4/01/44 4/30 at 100.00 A- 1,724,849
3,830 4.000%, 4/01/49 4/30 at 100.00 A- 3,544,742
625 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 634,950
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
240 5.000%, 10/01/38 10/24 at 100.00 A 243,410
840 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A 843,856
1,600 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 AA 1,483,056
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
120 5.000%, 7/01/42 7/27 at 100.00 Baa2 122,122
2,000 4.000%, 7/01/47 7/27 at 100.00 Baa2 1,742,380
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
100 5.250%, 11/01/41 11/26 at 100.00 BBB- 98,046
1,090 5.000%, 11/01/47 11/26 at 100.00 BBB- 1,008,468
400 5.250%, 11/01/47 11/26 at 100.00 BBB- 385,156
520 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 AA 553,082

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NCA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,000 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- $ 1,010,790
150 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 BB+ 152,320
5,800 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+ 5,453,798
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB+ 956,680
245 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 AA 259,916
2,000 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 5.000%, 5/15/47
5/32 at 100.00 AA- 2,180,900
Total Health Care 29,560,500
Housing/Multifamily - 9.2% (9.4% of Total Investments)
2,175 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 1,509,472
2,190 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 1,678,569
1,420 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 1,167,155
800 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 587,832
1,115 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 921,347
2,193 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33 2033 2033
No Opt. Call BBB+ 2,118,301
1,849 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35 2021 2021
No Opt. Call BBB+ 1,717,951
325 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 323,083
1,650 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call BBB 1,631,668
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
80 5.250%, 8/15/39 8/24 at 100.00 A- 80,945
215 5.250%, 8/15/49 8/24 at 100.00 A- 217,128
2,320 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 1,619,801
800 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 611,120
125 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 97,802
1,130 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 774,005
175 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 132,239
1,465 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 1,201,857

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 2,005 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R $ 1,475,159
2,310 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 1,834,302
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
610 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 482,632
370 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 251,371
1,925 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 1,407,406
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
220 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R 165,099
950 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 642,504
405 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 302,823
880 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 646,818
750 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 532,845
555 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 366,794
795 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 588,236
560 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 406,364
2,035 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 1,324,642
2,080 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 1,378,624
Total Housing/Multifamily 28,195,894
Long-Term Care - 0.2% (0.2% of Total Investments)
545 California Health Facilities Financing Authority, Insured Revenue Bonds,
Community Program for Persons with Developmental Disabilities, Series
2011A, 6.250%, 2/01/26
7/23 at 100.00 AA 546,428
Total Long-Term Care 546,428
Tax Obligation/General - 21.7% (22.0% of Total Investments)
4,000 Anaheim Union High School District, Orange County, California, General
Obligation Bonds, 2014 Election Series 2019, 3.000%, 8/01/40 - BAM
Insured
8/27 at 100.00 AA 3,395,520
375 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 Aa2 398,790
5 California State, General Obligation Bonds, Series 2013, 5.000%, 2/01/29 7/23 at 100.00 Aa2 5,010
3,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/34
8/25 at 100.00 Aa2 3,119,490
2,240 California State, General Obligation Bonds, Various Purpose Series 2013,
5.000%, 11/01/43
11/23 at 100.00 Aa2 2,252,051

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NCA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
California State, General Obligation Bonds, Various Purpose
Series 2014:
$ 5,000 5.000%, 5/01/32 5/24 at 100.00 Aa2 $ 5,074,900
1,970 5.000%, 10/01/39 10/24 at 100.00 Aa2 2,007,548
2,000 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 Aa2 2,143,540
2,100 Carlsbad Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009B, 6.000%, 5/01/34
5/24 at 100.00 Aa1 2,149,245
3,000 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Taxable Refunding Series 2019, 4.000%,
6/01/43
6/28 at 100.00 AA 2,977,110
1,000 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series 2017C,
5.250%, 8/01/47
2/27 at 100.00 Aa1 1,053,010
5,000 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%,
8/01/55
8/30 at 100.00 Aa2 5,347,400
690 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 Aaa 690,269
2,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 Aa2 1,984,620
1,000 Oxnard Union High School District, Ventura County, California, General
Obligation Bonds, Election 2018 Series 2020B, 5.000%, 8/01/45
8/28 at 100.00 Aa2 1,066,920
2,000 Pittsburg Unified School District Financing Authority, Contra Costa County,
California,  General Obligation Bonds, Pittsburg Unified School District
Bond Program, Series 2019, 5.000%, 9/01/47 - AGM Insured
9/28 at 100.00 AA 2,105,460
519 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 N/R 434,709
840 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017,
5.250%, 8/01/46
8/27 at 100.00 Aa3 893,626
9,000 San Marcos Unified School District, San Diego County, California, General
Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51
No Opt. Call AA- 2,535,120
11,875 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
9/01/41 (4)
9/36 at 100.00 Aaa 11,351,313
19,860 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 6.550%,
8/01/42
No Opt. Call Aa2 15,245,529
Total Tax Obligation/General 66,231,180
Tax Obligation/Limited - 10.6% (10.7% of Total Investments)
Bell Community Redevelopment Agency, California, Tax
Allocation Bonds, Bell Project Area, Series 2003:
665 5.500%, 10/01/23 - RAAI Insured 7/23 at 100.00 AA 666,430
1,000 5.625%, 10/01/33 - RAAI Insured 7/23 at 100.00 AA 1,003,420
1,000 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/44
8/29 at 100.00 AA 1,073,000
1,500 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2013F, 5.250%, 9/01/33
9/23 at 100.00 Aa3 1,505,850
1,250 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 1,266,800
55 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+ 57,317
4,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/38
6/26 at 100.00 AAA 4,205,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,300 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A,
5.000%, 7/01/42
7/27 at 100.00 AAA $ 2,443,589
1,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 AA+ 1,076,880
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
1,140 5.250%, 9/01/30 9/23 at 100.00 N/R 1,144,184
1,040 5.750%, 9/01/39 9/23 at 100.00 N/R 1,043,661
165 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 165,632
4,953 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 4,744,677
1,390 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 1,280,343
625 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 AA 692,869
70 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 70,729
150 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 151,108
5,000 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment
Project, Refunding Series 2016A, 5.000%, 8/01/41 - NPFG Insured
8/26 at 100.00 A 5,177,200
110 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
7/23 at 100.00 N/R 110,288
Stockton Public Financing Authority, California, Revenue
Bonds, Arch Road East Community Facility District 99-02,
Series 2018A:
1,000 5.000%, 9/01/33 9/25 at 103.00 N/R 1,052,090
765 5.000%, 9/01/43 9/25 at 103.00 N/R 779,772
195 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.750%, 9/01/32, 144A
9/27 at 100.00 N/R 209,644
2,185 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 A- 2,242,225
Total Tax Obligation/Limited 32,163,148
Transportation - 18.5% (18.8% of Total Investments)
225 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call BB- 219,283
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
1,945 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 AA 1,955,989
2,580 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/44
5/29 at 100.00 Aa2 2,774,067
10,415 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 AA- 10,700,892
2,670 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019D, 5.000%,
5/15/33, (AMT)
11/28 at 100.00 AA- 2,843,416
1,480 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/45, (AMT)
5/32 at 100.00 AA- 1,557,582
3,000 Los Angeles Harbors Department, California, Revenue Bonds, Series
2014C, 5.000%, 8/01/44
8/24 at 100.00 AA+ 3,028,320

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NCA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 3,075 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A+ $ 2,914,639
5,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 4.000%, 7/01/51, (AMT)
7/31 at 100.00 A+ 4,601,800
13,570 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A+ 14,112,257
6,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A+ 6,656,235
4,160 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43,
(AMT)
5/28 at 100.00 A+ 4,280,099
665 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 A 624,861
250 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 A- 254,662
Total Transportation 56,524,102
U.S. Guaranteed - 6.1% (6.2% of Total Investments) (5)
1,500 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44, (Pre-
refunded 4/01/29)
4/29 at 100.00 AA- 1,701,855
285 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A+ 297,121
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
795 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 847,661
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
185 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R 189,253
3,130 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/33,
(Pre-refunded 10/01/26)
10/26 at 100.00 AAA 3,339,585
2,215 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 A- 2,256,864
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
4,875 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A 4,952,464
4,875 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A 4,958,996
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
80 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 A+ 83,295
100 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 104,119
Total U.S. Guaranteed 18,731,213
Utilities - 19.4% (19.7% of Total Investments)
1,000 California Infrastructure and Economic Development Bank. Clean Water
State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%,
10/01/43
4/28 at 100.00 AAA 1,071,120
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
1,375 5.000%, 7/01/37, (AMT), 144A 1/24 at 100.00 BBB 1,377,502
3,750 5.000%, 11/21/45, (AMT), 144A 1/24 at 100.00 BBB 3,729,863

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,500 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB $ 1,538,070
4,200 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 AAA 4,528,776
2,000 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/41
9/26 at 100.00 AAA 2,103,240
1,800 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call AA- 1,943,118
1,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016A, 5.000%, 7/01/40
1/26 at 100.00 Aa2 1,039,570
835 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 Aa2 871,723
2,425 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019D, 5.000%, 7/01/49
7/29 at 100.00 Aa2 2,604,765
1,890 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/40
7/30 at 100.00 Aa2 2,074,540
4,150 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47
1/32 at 100.00 Aa2 4,559,937
1,500 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/38
7/28 at 100.00 AA+ 1,626,420
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C:
2,500 5.000%, 7/01/36 7/30 at 100.00 Aa2 2,833,400
6,000 5.000%, 7/01/38 7/30 at 100.00 Aa2 6,671,520
1,400 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/38
6/28 at 100.00 AA 1,511,538
1,000 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call A 1,162,130
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 1,926,720
5,775 Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A,
5.000%, 8/01/39
8/28 at 100.00 AA- 6,252,708
1,190 Sacramento, California, Wastewater Revenue Bonds, Series 2019, 5.000%,
9/01/39
9/29 at 100.00 AA 1,302,169
San Diego Public Facilities Financing Authority, California,
Water Utility Revenue Bonds, Refunding Subordinate Lien
Series 2016B:
2,670 5.000%, 8/01/32 8/26 at 100.00 Aa3 2,862,908
3,000 5.000%, 8/01/37 8/26 at 100.00 Aa3 3,182,970
2,400 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.250%, 11/01/24
No Opt. Call A2 2,432,352
Total Utilities 59,207,059
Total Municipal Bonds
(cost $298,948,052) 300,775,338
Total Long-Term Investments
(cost $298,948,052) 300,775,338
Other Assets & Liabilities, Net - 1.4% 4,362,687
Net Assets Applicable to Common Shares - 100% $ 305,138,025

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

NCA
maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 300,775,338 $ – $ 300,775,338
Total
$ – $ 300,775,338 $ – $ 300,775,338
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax